Cover	Sep. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2000
Entity File Number	000-54554
Entity Registrant Name	THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.
Entity Central Index Key	0001419051
Entity Tax Identification Number	45-1226465
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 Wild Rose Lane
Entity Address, City or Town	Elk City
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83525
City Area Code	(760) 295-7208
Local Phone Number	295-7208
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false